United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Hermes Managed Pool Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-12-31

Date of Reporting Period: Six months ended 2026-06-30

Item 1. Reports to Stockholders

Federated Hermes Corporate Bond Strategy Portfolio

FCSPX

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Managed Pool Series

This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Strategy Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes Corporate Bond Strategy Portfolio	$0	0.00%

Key Fund Statistics

  Net Assets$221,077,163
  Number of Investments455
  Portfolio Turnover3%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Cash Equivalents	0.8%
Securities Lending Collateral	2.7%
Foreign Government/Agency	3.7%
Corporate Bonds	94.7%

Semi-Annual Shareholder Report

Federated Hermes Corporate Bond Strategy Portfolio

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P100

35282-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes High Yield Strategy Portfolio

FHYSX

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Managed Pool Series

This semi-annual shareholder report contains important information about the Federated Hermes High Yield Strategy Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes High Yield Strategy Portfolio	$0	0.00%

Key Fund Statistics

  Net Assets$94,128,256
  Number of Investments2
  Portfolio Turnover2%

Fund Holdings

Top Index Classifications (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Independent Energy	3.5%
Automotive	3.7%
Gaming	3.9%
Building Materials	4.0%
Chemicals	4.0%
Cable Satellite	4.8%
Health Care	5.0%
Midstream	5.8%
Insurance - P&C	8.9%
Technology	16.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table may differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes High Yield Strategy Portfolio

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P209

40940-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Mortgage Strategy Portfolio

FMBPX

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Managed Pool Series

This semi-annual shareholder report contains important information about the Federated Hermes Mortgage Strategy Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes Mortgage Strategy Portfolio	$0	0.00%

Key Fund Statistics

  Net Assets$1,197,941,083
  Number of Investments2
  Portfolio Turnover2%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Asset-Backed Securities	1.0%
Non-Agency Mortgage-Backed Securities	1.1%
Commercial Mortgage-Backed Securities	1.4%
Cash Equivalents	5.3%
Collateralized Mortgage Obligations	15.6%
U.S. Government Agency Mortgage-Backed Securities	95.5%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table may differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Mortgage Strategy Portfolio

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421P407

38886-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Ticker FCSPX

Federated Hermes Corporate Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.7%
	Basic Industry - Chemicals—0.4%
$ 740,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 738,116
255,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	237,777
	TOTAL	975,893
	Basic Industry - Metals & Mining—1.6%
1,000,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	917,141
825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	839,536
390,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	387,910
600,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	535,881
800,000	Southern Copper Corp., Sr. Unsecd. Note, 5.350%, 6/24/2036	796,600
	TOTAL	3,477,068
	Basic Industry - Paper—0.3%
700,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	698,668
	Capital Goods - Aerospace & Defense—4.7%
500,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	331,652
400,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	395,683
1,145,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,077,577
825,000	Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	715,662
1,395,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	997,389
175,000	Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	178,040
600,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	610,171
440,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	433,184
750,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	762,610
490,000	Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	482,069
350,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	342,869
425,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	417,773
250,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	248,344
670,000	Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	681,142
850,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	843,565
300,000	RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	248,761
1,155,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	1,176,444
490,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	442,687
	TOTAL	10,385,622
	Capital Goods - Building Materials—0.6%
350,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	336,232
270,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	266,515
410,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	376,020
255,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	268,931
90,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	75,571
	TOTAL	1,323,269
	Capital Goods - Construction Machinery—0.9%
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	207,191
800,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	815,352
450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	449,508
600,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	587,397
	TOTAL	2,059,448
	Capital Goods - Diversified Manufacturing—1.1%
250,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	254,693
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 245,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	$ 243,206
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	144,065
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	73,011
415,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	386,382
550,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	498,688
460,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	472,557
435,000	[1]	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	392,053
		TOTAL	2,464,655
		Capital Goods - Environmental—0.4%
225,000		Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	195,006
195,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	182,530
475,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	457,219
		TOTAL	834,755
		Capital Goods - Packaging—0.3%
470,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	476,899
150,000		WRKCo, Inc., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	148,625
		TOTAL	625,524
		Communications - Cable & Satellite—1.7%
240,000		CCO Safari II LLC, 6.484%, 10/23/2045	220,161
1,050,000		Charter Communications Operating, LLC/Charter Communications Operating Capital, Secured Note, 5.850%, 12/1/2035	1,016,835
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	146,942
1,915,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	1,221,883
750,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	747,274
300,000		Charter Communications, Inc., 4.200%, 3/15/2028	296,158
150,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	128,424
		TOTAL	3,777,677
		Communications - Media & Entertainment—0.9%
265,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	267,487
355,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	342,490
135,000		Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	134,923
500,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	449,044
700,000	[1]	Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	682,671
		TOTAL	1,876,615
		Communications - Telecom Wireless—5.5%
200,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	198,856
300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	271,282
275,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	179,363
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	243,807
460,000		American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	452,660
650,000		American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	660,191
290,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	241,734
725,000		Bell Canada, Sr. Unsecd. Note, 5.200%, 2/15/2034	724,434
150,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	133,640
100,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	89,754
350,000		Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	342,036
200,000	[1]	Orange S.A., Sr. Unsecd. Note, 144A, 5.750%, 1/13/2056	200,197
275,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.350%, 7/15/2031	274,354
400,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2036	394,934
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$ 400,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 6.650%, 7/15/2056	$ 386,166
150,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	148,426
500,000		T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	444,527
550,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	406,180
1,950,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	1,889,922
215,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	214,712
1,650,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.300%, 5/15/2035	1,658,309
1,005,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	943,787
350,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	270,537
600,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.350%, 6/18/2036	595,250
825,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	779,345
		TOTAL	12,144,403
		Communications - Telecom Wirelines—6.9%
452,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	379,761
1,700,000		AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	1,546,604
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	230,981
255,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	170,447
600,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	592,231
850,000		AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	823,906
600,000		AT&T, Inc., Sr. Unsecd. Note, 5.250%, 10/30/2036	589,432
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	369,254
1,250,000		AT&T, Inc., Sr. Unsecd. Note, 5.700%, 11/1/2054	1,162,862
500,000		AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	483,558
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	259,536
545,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	453,075
865,000		Beacon Point DC LLC, 144A, 6.129%, 11/30/2042	872,777
315,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	267,640
750,000		Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	596,155
350,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	352,212
800,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	736,952
925,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	839,978
635,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	491,067
140,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	106,697
74,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	73,901
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	308,443
676,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	654,186
1,485,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	1,448,859
950,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	922,301
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	442,065
		TOTAL	15,174,880
		Consumer Cyclical - Automotive—4.4%
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	198,649
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	198,364
1,555,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	1,542,883
800,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	826,099
205,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	218,162
105,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	93,241
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	116,373
425,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	408,536
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	48,988
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 110,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.200%, 10/27/2028	$ 108,831
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	400,909
500,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 1/8/2036	498,350
1,600,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	1,650,203
600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.900%, 6/23/2028	601,707
600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 6/21/2033	597,713
1,200,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,189,565
345,000		Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.400%, 6/15/2029	343,831
600,000	[1]	Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	593,152
		TOTAL	9,635,556
		Consumer Cyclical - Leisure—0.5%
1,040,000		Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	1,007,745
		Consumer Cyclical - Retailers—1.2%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	144,251
225,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	211,680
250,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	185,046
950,000		AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	966,503
510,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	446,101
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	157,477
500,000	[1]	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	503,213
		TOTAL	2,614,271
		Consumer Cyclical - Services—0.8%
850,000		Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	841,904
500,000		Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	511,789
515,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	509,283
		TOTAL	1,862,976
		Consumer Non-Cyclical - Food/Beverage—3.1%
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	124,912
1,200,000		Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	1,229,385
325,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	319,915
360,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	344,888
115,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	115,372
300,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	296,672
125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	114,976
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	209,590
600,000	[1]	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	583,963
230,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	146,117
75,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	63,198
148,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	133,553
375,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	300,479
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	247,207
100,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	88,433
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	275,650
150,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	149,657
180,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	166,155
830,000		The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	775,046
125,000		The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	126,162
1,050,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	1,080,766
		TOTAL	6,892,096
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—4.8%
$1,000,000		180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	$ 982,707
520,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	493,303
800,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	800,935
429,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	378,549
125,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	125,770
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	777,767
250,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 2/21/2030	252,869
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	471,232
600,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	619,550
1,300,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	1,301,602
250,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	251,366
600,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	631,374
270,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	287,372
250,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	169,276
800,000		HCA, Inc., Sr. Unsecd. Note, 5.450%, 9/15/2034	808,918
755,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	741,423
365,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	360,808
700,000		Solventum Corp., Sr. Unsecd. Note, 5.900%, 4/30/2054	693,330
494,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	502,637
		TOTAL	10,650,788
		Consumer Non-Cyclical - Pharmaceuticals—2.3%
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	695,734
1,380,000		Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	1,404,722
1,120,000		Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	1,090,837
300,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	274,457
750,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.500%, 11/21/2033	805,427
875,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	571,448
250,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	189,774
		TOTAL	5,032,399
		Consumer Non-Cyclical - Products—0.3%
750,000	[1]	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	747,512
		Consumer Non-Cyclical - Supermarkets—0.7%
300,000		Kroger Co., Bond, 6.900%, 4/15/2038	336,784
425,000		Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	320,570
935,000		Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	923,015
		TOTAL	1,580,369
		Consumer Non-Cyclical - Tobacco—1.7%
1,100,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	765,993
100,000		Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	74,288
100,000		Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	100,394
325,000		BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	312,801
130,000		BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	127,268
500,000		BAT Capital Corp., Sr. Unsecd. Note, 5.650%, 3/16/2052	471,964
1,215,000		BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	1,281,561
100,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	99,045
200,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	165,010
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	327,669
		TOTAL	3,725,993
		Energy - Independent—1.4%
705,000		APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	727,646
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 115,000	Devon Energy Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	$ 114,237
375,000	Devon Energy Corp., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	372,045
135,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	131,347
590,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	611,980
355,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	359,633
660,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	729,962
	TOTAL	3,046,850
	Energy - Integrated—0.6%
805,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	573,803
215,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	213,253
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	130,991
450,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	327,482
	TOTAL	1,245,529
	Energy - Midstream—8.3%
775,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	723,502
197,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	197,208
200,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	198,476
795,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	812,081
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	47,945
180,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	177,536
600,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	571,687
800,000	Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	826,345
600,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	508,216
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	224,556
665,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	674,095
500,000	Energy Transfer LP, Sr. Unsecd. Note, 5.700%, 4/1/2035	513,392
250,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	248,610
405,000	Energy Transfer LP, Sr. Unsecd. Note, 6.300%, 1/15/2056	406,616
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	164,401
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	270,165
510,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	508,056
780,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	784,006
500,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	460,400
170,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	169,620
100,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	82,885
1,035,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	873,798
400,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	404,569
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	79,650
825,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	850,795
795,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	727,673
725,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	683,714
850,000	ONEOK, Inc., Sr. Unsecd. Note, 6.050%, 9/1/2033	890,132
950,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	996,387
500,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	459,308
125,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	108,626
425,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	428,589
600,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	632,363
425,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	432,234
150,000	TC Pipelines LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	149,291
350,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	309,605
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 280,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	$ 279,847
1,050,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	1,071,768
475,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	464,744
	TOTAL	18,412,891
	Energy - Refining—1.1%
575,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	502,704
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	160,907
465,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	415,669
500,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	451,126
200,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	177,526
700,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	689,319
	TOTAL	2,397,251
	Financial Institution - Banking—8.7%
300,000	AerCap Funding DAC, Sr. Unsecd. Note, 4.875%, 7/7/2031	298,647
500,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	508,428
485,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	504,345
875,000	Capital One Financial Co., Sr. Unsecd. Note, 3.273%, 3/1/2030	842,772
500,000	Capital One Financial Co., Sr. Unsecd. Note, 3.750%, 3/9/2027	497,898
825,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	803,389
200,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	205,555
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	449,364
1,500,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	1,529,427
385,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	401,885
500,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	512,549
980,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	837,480
200,000	Comerica, Inc., 3.800%, 7/22/2026	199,932
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	198,034
595,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	574,021
600,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	613,514
1,080,000	Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	1,109,871
1,095,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,104,162
250,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	252,056
1,000,000	Goldman Sachs Group, Inc., Sr. Sub. Note, 6.750%, 10/1/2037	1,090,974
400,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	393,469
500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	505,961
500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	511,705
800,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	852,147
300,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 2.550%, 10/1/2029	280,551
100,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 4.100%, 4/30/2028	99,229
980,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	979,828
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	175,493
1,000,000	Morgan Stanley, Sub., 2.484%, 9/16/2036	867,722
445,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	446,534
140,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	143,330
425,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	430,549
570,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	585,126
450,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	454,733
	TOTAL	19,260,680
	Financial Institution - Broker/Asset Mgr/Exchange—1.0%
975,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	833,468
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 200,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	$ 197,484
85,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	86,667
375,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	383,934
700,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	677,076
		TOTAL	2,178,629
		Financial Institution - Finance Companies—2.0%
675,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	649,864
600,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	533,514
835,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.000%, 11/15/2035	812,081
230,000		Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	227,080
975,000		Air Lease Corp., Sr. Unsecd. Note, 5.200%, 7/15/2031	980,252
1,000,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	996,380
105,000		Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/24/2029	104,135
		TOTAL	4,303,306
		Financial Institution - Insurance - Health—1.3%
575,000		Centene Corp., 2.500%, 3/1/2031	502,608
225,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	213,924
1,100,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2030	1,103,835
1,050,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	1,030,077
125,000		The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	110,127
		TOTAL	2,960,571
		Financial Institution - Insurance - Life—1.5%
995,000	[1]	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,022,458
260,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	284,407
576,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	542,216
250,000		Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	255,671
900,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	920,476
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	129,919
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	58,297
		TOTAL	3,213,444
		Financial Institution - Insurance - P&C—1.3%
925,000		Aon North America, Inc., 5.750%, 3/1/2054	908,212
775,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	790,703
450,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	440,011
425,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	431,118
212,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	210,972
120,000		The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	129,788
		TOTAL	2,910,804
		Financial Institution - REIT - Apartment—0.4%
805,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	693,759
180,000		UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	179,577
100,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,431
		TOTAL	971,767
		Financial Institution - REIT - Healthcare—0.5%
325,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	283,998
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	230,714
400,000		Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	392,436
150,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	148,635
125,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	114,681
		TOTAL	1,170,464
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Office—1.2%
$ 90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	$ 89,706
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	98,951
680,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	672,773
455,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	445,110
1,100,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	1,025,112
340,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	291,474
		TOTAL	2,623,126
		Financial Institution - REIT - Other—0.4%
195,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	190,756
775,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	783,861
		TOTAL	974,617
		Financial Institution - REIT - Retail—0.6%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	139,565
385,000		Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	378,074
500,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	482,827
210,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	209,543
		TOTAL	1,210,009
		Technology—10.5%
425,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	421,599
300,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 3.250%, 2/15/2029	286,880
500,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	493,904
700,000	[1]	Concentrix Corp., Sr. Unsecd. Note, 6.600%, 8/2/2028	698,330
92,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	91,974
480,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	484,167
850,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	838,141
375,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	381,329
1,305,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.550%, 3/10/2029	1,295,155
675,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	647,997
930,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	940,239
225,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	222,124
435,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	410,480
75,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	74,378
320,000		Global Payments, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2028	318,663
610,000		Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	591,628
560,000		Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	519,493
230,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	225,863
710,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	695,869
260,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	260,877
1,105,000		Intel Corp., Sr. Unsecd. Note, 4.650%, 6/1/2031	1,094,621
1,105,000		Intel Corp., Sr. Unsecd. Note, 5.300%, 5/15/2036	1,099,978
500,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	494,727
495,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	498,936
740,000		Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	577,902
600,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	552,392
1,600,000		Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	973,742
1,000,000		Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	718,575
495,000		Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	481,591
1,300,000		Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	1,217,605
1,900,000		Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	1,531,770
490,000		Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	474,715
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 550,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	$ 517,986
210,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	199,299
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	243,165
625,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	604,258
235,000	Synopsys, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2028	235,345
500,000	Synopsys, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2032	501,051
75,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	74,105
500,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.450%, 3/15/2031	489,809
620,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.250%, 6/5/2034	619,963
	TOTAL	23,100,625
	Transportation - Railroads—0.5%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	110,671
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	222,767
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	96,057
450,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	400,355
445,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	330,474
	TOTAL	1,160,324
	Transportation - Services—1.3%
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	196,240
425,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	343,797
1,000,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,034,065
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	253,168
600,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	607,430
170,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	171,595
130,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	129,407
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	218,700
	TOTAL	2,954,402
	Utility - Electric—6.7%
135,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	133,363
200,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	190,714
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	181,842
105,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	108,850
100,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	111,859
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	155,501
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	309,356
500,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 4.400%, 1/15/2031	491,694
495,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	525,848
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	239,339
250,000	Duke Energy Corp., Sr. Unsecd. Note, 4.300%, 3/15/2028	249,171
550,000	Duke Energy Corp., Sr. Unsecd. Note, 5.700%, 9/15/2055	529,608
625,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	636,341
250,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	239,489
250,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	267,643
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	333,332
580,000	Emera US Finance, LLC, Sr. Unsecd. Note, 4.500%, 4/1/2029	576,120
505,000	Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	503,008
500,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	445,512
600,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 5.000%, 9/30/2035	583,009
250,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	252,903
250,000	EverSource Energy, Sr. Unsecd. Note, 5.500%, 1/1/2034	254,435
Semi-Annual Financial Statements and Additional Information
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 140,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	$ 107,300
215,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	217,946
650,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	656,219
550,000	Exelon Corp., Sr. Unsecd. Note, 5.875%, 3/15/2055	546,101
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	150,822
242,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	241,114
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	198,725
225,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	227,961
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.450%, 3/15/2035	507,797
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.900%, 3/15/2055	495,341
100,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	76,623
300,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	247,065
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	96,087
400,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	411,027
345,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	349,826
120,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	114,722
1,860,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.900%, 4/1/2056	1,837,998
1,000,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 4.950%, 3/15/2036	979,206
135,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	127,645
	TOTAL	14,908,462
	Utility - Natural Gas—0.3%
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	496,005
135,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	131,785
	TOTAL	627,790
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	70,600
	TOTAL CORPORATE BONDS (IDENTIFIED COST $216,392,446)	209,270,323
	FOREIGN GOVERNMENTS/AGENCIES—3.7%
	Sovereign—3.7%
700,000	Mexico, Government of, 3.750%, 1/11/2028	691,355
4,221,000	Mexico, Government of, Series 10, 5.625%, 9/22/2035	4,100,701
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	160,800
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	217,052
250,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	232,775
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	246,813
1,190,000	Peru, Government of, 6.550%, 3/14/2037	1,302,276
500,000	Peru, Government of, Sr. Unsecd. Note, 5.500%, 3/30/2036	504,825
700,000	United Mexican States, Sr. Unsecd. Note, 6.350%, 2/9/2035	715,050
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $8,354,380)	8,171,647
	REPURCHASE AGREEMENT—0.8%
1,788,000	Interest in $584,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $584,059,211 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $595,740,395. (IDENTIFIED COST $1,788,000)	1,788,000
Semi-Annual Financial Statements and Additional Information
11

Principal Amount or Shares		Value
	INVESTMENT COMPANY—2.7%
5,959,110	Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[2] (IDENTIFIED COST $5,959,110)	$ 5,959,110
	TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $232,493,936)[3]	225,189,080
	OTHER ASSETS AND LIABILITIES - NET—(1.9)%[4]	(4,111,917)
	NET ASSETS—100%	$221,077,163
At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	20	$4,122,656	September 2026	$(5,180)
United States Treasury Notes 5-Year Long Futures	75	$8,028,516	September 2026	$4,801
United States Treasury Ultra Bond Long Futures	18	$2,090,813	September 2026	$43,178
Short Futures:
United States Treasury Notes 10-Year Short Futures	130	$14,285,781	September 2026	$(17,158)
United States Treasury Notes 10-Year Ultra Short Futures	15	$1,687,031	September 2026	$(12,239)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$13,402
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2025	$2,961,535
Purchases at Cost	$23,674,412
Proceeds from Sales	$(20,676,837)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$5,959,110
Shares Held as of 6/30/2026	5,959,110
Dividend Income	$55,086

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
12

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$209,270,323	$—	$209,270,323
Foreign Governments/Agencies	—	8,171,647	—	8,171,647
Investment Company	5,959,110	—	—	5,959,110
Repurchase Agreement	—	1,788,000	—	1,788,000
TOTAL SECURITIES	$5,959,110	$219,229,970	$—	$225,189,080
Other Financial Instruments:[1]
Assets	$47,979	$—	$—	$47,979
Liabilities	(34,577)	—	—	(34,577)
TOTAL OTHER FINANCIAL INSTRUMENTS	$13,402	$—	$—	$13,402

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.26	$9.97	$10.09	$9.63	$11.86	$12.38
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.47	0.44	0.40	0.38	0.38
Net realized and unrealized gain (loss)	(0.11)	0.29	(0.13)	0.46	(2.20)	(0.44)
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.76	0.31	0.86	(1.82)	(0.06)
Less Distributions:
Distributions from net investment income	(0.25)	(0.47)	(0.43)	(0.40)	(0.38)	(0.38)
Distributions from net realized gain	—	—	—	—	(0.03)	(0.08)
TOTAL DISTRIBUTIONS	(0.25)	(0.47)	(0.43)	(0.40)	(0.41)	(0.46)
Net Asset Value, End of Period	$10.15	$10.26	$9.97	$10.09	$9.63	$11.86
Total Return[2]	1.37%	7.80%	3.14%	9.20%	(15.44)%	(0.41)%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.94%[5]	4.66%	4.36%	4.13%	3.69%	3.19%
Expense waiver/reimbursement[6]	0.20%[5]	0.25%	0.22%	0.26%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$221,077	$200,912	$225,093	$155,899	$134,660	$182,389
Portfolio turnover[7]	3%	66%	9%	5%	7%	11%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $5,832,630 of securities loaned and $5,959,110 of investments in affiliated holdings* (identified cost $232,493,936, including $5,959,110 of identified cost in affiliated holdings)	$225,189,080
Cash	2,762
Due from broker (Note 2)	163,433
Income receivable	2,989,151
Receivable for shares sold	118,181
Receivable for variation margin on futures contracts	14,556
Total Assets	228,477,163
Liabilities:
Payable for investments purchased	298,725
Payable for shares redeemed	179,276
Payable for collateral due to broker for securities lending (Note 2)	5,959,110
Income distribution payable	879,943
Payable to adviser (Note 5)	3,312
Payable for administrative fee (Note 5)	470
Payable for portfolio accounting fees	6,391
Accrued expenses (Note 5)	72,773
Total Liabilities	7,400,000
Net assets for 21,790,775 shares outstanding	$221,077,163
Net Assets Consist of:
Paid-in capital	$239,338,359
Total distributable earnings (loss)	(18,261,196)
Net Assets	$221,077,163
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$221,077,163 ÷ 21,790,775 shares outstanding, no par value, unlimited shares authorized	$10.15

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Interest	$5,181,142
Net income on securities loaned (includes $55,086 earned from affiliated holdings related to cash collateral balances*) (Note 2)	15,934
TOTAL INCOME	5,197,076
Expenses:
Administrative fee (Note 5)	85,428
Custodian fees	6,713
Transfer agent fees	7,521
Directors’/Trustees’ fees (Note 5)	1,182
Auditing fees	18,417
Legal fees	5,495
Portfolio accounting fees	46,277
Share registration costs	19,203
Printing and postage	12,073
Commitment fees (Note 7)	5,028
Miscellaneous (Note 5)	7,866
TOTAL EXPENSES	215,203
Reimbursement of other operating expenses (Note 5)	(215,203)
Net expenses	—
Net investment income	5,197,076
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	4,900
Net realized loss on futures contracts	(14,064)
Net change in unrealized depreciation of investments	(2,585,789)
Net change in unrealized appreciation of futures contracts	(409)
Net realized and unrealized gain (loss) on investments and futures contracts	(2,595,362)
Change in net assets resulting from operations	$2,601,714

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,197,076	$7,300,474
Net realized gain (loss)	(9,164)	(8,204,010)
Net change in unrealized appreciation/depreciation	(2,586,198)	12,932,466
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,601,714	12,028,930
Distributions to Shareholders	(5,186,115)	(7,341,236)
Share Transactions:
Proceeds from sale of shares	39,967,401	124,651,113
Net asset value of shares issued to shareholders in payment of distributions declared	157,555	180,860
Cost of shares redeemed	(17,375,061)	(153,701,231)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,749,895	(28,869,258)
Change in net assets	20,165,494	(24,181,564)
Net Assets:
Beginning of period	200,911,669	225,093,233
End of period	$221,077,163	$200,911,669
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $215,203 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,755,121 and $13,421,484, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$5,832,630	$5,959,110
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$13,402*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(14,064)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(409)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2026	Year Ended 12/31/2025
Shares sold	3,905,537	12,210,163
Shares issued to shareholders in payment of distributions declared	15,466	17,799
Shares redeemed	(1,705,140)	(15,236,248)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,215,863	(3,008,286)
4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $232,493,936. The net unrealized depreciation of investments for federal tax purposes was $7,291,454. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $724,700 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,016,154. The amounts presented are inclusive of derivative contracts.
As of December 31, 2025, the Fund had a capital loss carryforward of $11,042,110 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$995,028	$10,047,082	$11,042,110
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated Hermes funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2026, the Adviser reimbursed $215,203 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the six months ended June 30, 2026, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$34,103,483
Sales	$7,063,520
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
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with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2025, the Fund’s performance fell below its benchmark for the one-year and three-year periods, and was above its benchmark for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
Semi-Annual Financial Statements and Additional Information
25

The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Corporate Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Ticker FHYSX

Federated Hermes High Yield Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Shares or Principal Amount			Value
		REPURCHASE AGREEMENT—0.9%
$ 852,000
Interest in $584,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $584,059,211 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
12/1/2047 and the market value of those underlying securities was $595,740,395.
(IDENTIFIED COST $852,000)
			$ 852,000
		INVESTMENT COMPANY—99.7%
16,584,620	[1]	High Yield Bond Core Fund (IDENTIFIED COST $90,939,593)	93,868,947
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $91,791,593)[2]	94,720,947
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[3]	(592,691)
		NET ASSETS—100%	$94,128,256
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
High Yield Bond Core Fund
Value as of 12/31/2025	$86,337,106
Purchases at Cost	$10,457,454
Proceeds from Sales	$(1,650,000)
Change in Unrealized Appreciation/Depreciation	$(1,235,984)
Net Realized Gain/(Loss)	$(39,629)
Value as of 6/30/2026	$93,868,947
Shares Held as of 6/30/2026	16,584,620
Dividend Income	$2,842,560

1
Due to this affiliated holding representing greater than 75% of the Fund’s net assets, a copy of the affiliated holding’s most recent Annual Financial Statements and Notes to Financial Statements are included with this Report.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$93,868,947	$—	$—	$93,868,947
Repurchase Agreement	—	852,000	—	852,000
TOTAL SECURITIES	$93,868,947	$852,000	$—	$94,720,947
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
1

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.93	$11.65	$11.61	$10.88	$13.16	$13.18
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.73	0.75	0.74	0.76	0.71
Net realized and unrealized gain (loss)	(0.17)	0.29	0.03	0.72	(2.27)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.20	1.02	0.78	1.46	(1.51)	0.70
Less Distributions:
Distributions from net investment income	(0.37)	(0.74)	(0.74)	(0.73)	(0.77)	(0.72)
Net Asset Value, End of Period	$11.76	$11.93	$11.65	$11.61	$10.88	$13.16
Total Return[2]	1.72%	8.98%	6.92%	13.96%	(11.63)%	5.40%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.34%[4]	6.24%	6.42%	6.62%	6.24%	5.42%
Expense waiver/reimbursement[5]	0.29%[4]	0.34%	0.65%	0.93%	0.55%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,128	$87,367	$39,928	$25,054	$15,889	$125,419
Portfolio turnover[6]	2%	33%	0%	4%	24%	2%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3
The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
2

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $93,868,947 of investments in affiliated holdings* (identified cost $91,791,593, including $90,939,593 of identified cost in affiliated holdings)	$94,720,947
Cash	659
Income receivable	493,125
Receivable for shares sold	54,732
Total Assets	95,269,463
Liabilities:
Payable for investments purchased	507,933
Payable for shares redeemed	78,588
Income distribution payable	487,642
Payable to adviser (Note 5)	2,140
Payable for administrative fee (Note 5)	199
Payable for portfolio accounting fees	7,645
Payable for share registration costs	9,239
Accrued expenses (Note 5)	47,821
Total Liabilities	1,141,207
Net assets for 8,003,478 shares outstanding	$94,128,256
Net Assets Consist of:
Paid-in capital	$99,378,758
Total distributable earnings (loss)	(5,250,502)
Net Assets	$94,128,256
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$94,128,256 ÷ 8,003,478 shares outstanding, no par value, unlimited shares authorized	$11.76

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$2,842,560
Interest	13,249
TOTAL INCOME	2,855,809
Expenses:
Administrative fee (Note 5)	34,819
Custodian fees	2,602
Transfer agent fees	4,865
Directors’/Trustees’ fees (Note 5)	1,004
Auditing fees	16,813
Legal fees	5,495
Portfolio accounting fees	27,620
Share registration costs	15,780
Printing and postage	11,962
Commitment fee (Note 7)	5,028
Miscellaneous (Note 5)	5,792
TOTAL EXPENSES	131,780
Reimbursement of other operating expenses (Notes 2 and 5)	(131,780)
Net expenses	—
Net investment income	2,855,809
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(39,629)
Net change in unrealized appreciation of investments in affiliated holdings*	(1,235,984)
Net realized and unrealized gain (loss) on investments	(1,275,613)
Change in net assets resulting from operations	$1,580,196

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,855,809	$4,688,072
Net realized gain (loss)	(39,629)	(535,630)
Net change in unrealized appreciation/depreciation	(1,235,984)	4,065,749
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,580,196	8,218,191
Distributions to Shareholders	(2,854,639)	(4,691,437)
Share Transactions:
Proceeds from sale of shares	15,693,142	77,327,971
Net asset value of shares issued to shareholders in payment of distributions declared	92,725	130,775
Cost of shares redeemed	(7,750,594)	(33,546,078)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,035,273	43,912,668
Change in net assets	6,760,830	47,439,422
Net Assets:
Beginning of period	87,367,426	39,928,004
End of period	$94,128,256	$87,367,426
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes High Yield Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
6

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $131,780 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information
7

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2026	Year Ended 12/31/2025
Shares sold	1,327,473	6,737,106
Shares issued to shareholders in payment of distributions declared	7,869	11,063
Shares redeemed	(657,554)	(2,848,509)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	677,788	3,899,660
4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $91,791,593. The net unrealized appreciation of investments for federal tax purposes was $2,929,354. This consists entirely of unrealized appreciation from investments for those securities having an excess of value over cost of $2,929,354.
As of December 31, 2025, the Fund had a capital loss carryforward of $7,548,136 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,135,222	$6,412,914	$7,548,136
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract.
For the six months ended June 30, 2026, the Adviser reimbursed $131,780 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund. For the six months ended June 30, 2026, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Financial Statements and Additional Information
8

Transactions with Affiliated Investment Companies
The Fund invests in High Yield Bond Core Fund (HYCORE), a portfolio of Federated Hermes Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid at least annually, and are recorded by the Fund as capital gains received. At June 30, 2026, HYCORE represents 99.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$10,457,454
Sales	$1,650,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
9

High Yield Bond Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes High Yield Strategy Portfolio invests primarily in High Yield Bond Core Fund. Therefore, the High Yield Bond Core Fund financial statements and notes to financial statements are included on pages 11 through 31.
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
10

Portfolio of Investments
December 31, 2025
Principal Amount or Shares		Value
	CORPORATE BONDS—94.5%
	Aerospace/Defense—2.0%
$ 1,650,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 1,695,969
425,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	441,236
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,607,110
3,950,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,114,593
425,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2033	435,319
1,825,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.750%, 8/15/2028	1,859,430
5,800,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	6,072,755
2,600,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	2,669,698
850,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	885,971
	TOTAL	20,782,081
	Airlines—0.1%
537,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	538,544
	Automotive—3.6%
950,000	Adient Global Holdings Ltd., 144A, 7.000%, 4/15/2028	979,837
2,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	2,220,541
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	867,973
2,325,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 5/15/2028	2,385,380
1,425,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	1,491,348
4,175,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	4,331,928
3,550,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,077,789
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,495,482
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,731,908
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	2,000,139
4,050,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	4,184,442
2,600,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	2,748,827
3,950,000	IHO Verwaltungs GmbH, Sr. Secd. Note, 144A, 6.375%, 5/15/2029	3,998,968
2,625,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	2,752,906
	TOTAL	38,267,468
	Building Materials—3.2%
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	323,019
3,200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	3,086,729
1,000,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	1,036,715
3,100,000	CP Atlas Buyer, Inc., 144A, 12.750%, 1/15/2031	2,939,887
2,050,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	2,126,321
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	692,425
2,250,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,185,000
3,050,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	3,131,767
2,500,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	2,613,047
2,450,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	2,551,761
1,000,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	1,044,981
2,075,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,003,175
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,198,195
2,650,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	2,708,570
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	952,978
2,450,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	2,479,698
3,025,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	3,140,747
	TOTAL	34,215,015
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—5.3%
$ 1,000,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	$ 1,002,155
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,694,547
6,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	6,091,390
1,575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,340,678
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,413,258
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,599,610
3,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,821,693
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	599,523
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,597,174
4,500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,763,398
1,725,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	1,056,287
1,750,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,718,178
3,425,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,156,441
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,593,484
1,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	1,106,463
2,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	2,194,057
4,750,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,528,175
4,800,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	4,784,588
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	639,890
950,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	882,883
1,825,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 5.500%, 5/15/2029	1,799,088
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,240,696
1,600,000	Vmed O2 UK Financing I PLC, Sr. Secd. Note, 144A, 4.250%, 1/31/2031	1,460,447
1,125,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	1,018,950
525,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 7.500%, 1/15/2033	532,380
1,200,000	Ziggo B.V., Sr. Secd. Note, 144A, 4.875%, 1/15/2030	1,135,400
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,407,862
	TOTAL	56,178,695
	Chemicals—3.9%
3,650,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,523,365
625,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	628,641
3,000,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	2,986,975
2,475,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	2,535,523
2,775,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,714,277
3,375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,347,926
701,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	705,597
2,100,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	2,098,995
3,950,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	4,103,920
3,750,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	3,771,943
650,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 7.250%, 6/15/2031	667,753
3,925,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	3,822,882
575,000	Qnity Electronics, Inc., Sr. Secd. Note, 144A, 5.750%, 8/15/2032	588,625
2,050,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	2,127,493
1,750,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,643,832
1,225,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	1,236,532
1,550,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	1,570,909
750,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	770,860
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,007,129
	TOTAL	40,853,177
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
12

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—1.0%
$ 1,675,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	$ 1,698,361
2,300,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	2,421,954
825,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	875,304
825,000	United Rentals North America, Inc., 144A, 6.000%, 12/15/2029	848,156
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	588,143
1,125,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,073,886
1,700,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,701,175
525,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	524,946
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,147,215
	TOTAL	10,879,140
	Consumer Cyclical Services—3.0%
1,025,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	1,067,795
4,550,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	4,797,856
4,050,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	4,011,414
2,150,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,154,326
600,000	Garda World Security Corp., 144A, 8.250%, 8/1/2032	612,200
700,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	716,710
1,125,000	Garda World Security Corp., Sr. Secd. Note, 144A, 7.750%, 2/15/2028	1,154,640
4,825,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	4,736,157
2,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,065,658
1,050,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,053,685
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,452,467
1,300,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,235,593
1,000,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	995,798
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,704,233
750,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 6.125%, 9/15/2033	759,540
1,725,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,787,221
1,525,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,596,509
	TOTAL	31,901,802
	Consumer Products—2.3%
950,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	963,049
5,775,000	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.000%, 7/15/2033	6,379,255
3,400,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	3,680,854
4,550,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,352,578
1,575,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,563,453
2,900,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	2,785,318
4,275,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	4,148,529
	TOTAL	23,873,036
	Diversified Manufacturing—1.5%
6,450,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	6,725,815
550,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	568,918
2,025,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	2,105,453
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	904,679
525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	548,472
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,071,550
4,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	4,161,824
	TOTAL	16,086,711
	Environmental—0.2%
2,075,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	2,132,745
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
13

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—2.9%
$ 4,950,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	$ 5,263,706
5,225,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	5,336,010
1,475,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	1,506,288
525,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	519,530
1,575,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,564,662
175,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/1/2030	180,994
850,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	887,289
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	579,968
6,900,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	6,557,345
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	2,115,332
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,460,369
1,875,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,886,859
700,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2031	699,220
1,525,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	1,545,205
	TOTAL	31,102,777
	Food & Beverage—1.9%
3,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	3,776,477
5,225,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	5,300,889
3,000,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,944,193
2,125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	2,129,456
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	180,628
650,000	Post Holdings, Inc., Sr. Secd. Note, 144A, 6.250%, 2/15/2032	668,671
1,725,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,703,732
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,892,170
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	356,830
1,600,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,657,165
	TOTAL	20,610,211
	Gaming—4.0%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,156,935
1,775,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,773,741
1,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,662,137
825,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	802,897
2,675,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,741,766
3,075,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 7.000%, 2/15/2030	3,186,091
1,050,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	1,007,888
1,475,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	1,480,412
3,275,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,400,030
300,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	303,860
4,475,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	4,598,471
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	261,320
1,750,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,799,385
3,175,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	3,273,108
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,263,977
2,125,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	2,170,048
975,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	1,002,517
4,225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	4,192,585
875,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	830,271
2,525,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	2,733,825
1,925,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,969,459
	TOTAL	42,610,723
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—5.2%
$ 4,325,000		AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	$ 4,308,567
3,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	3,026,237
2,500,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	2,488,366
1,225,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	982,626
350,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	311,833
1,775,000		CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 6.000%, 1/15/2029	1,781,408
2,075,000		CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	2,182,026
1,925,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	2,015,579
2,350,000		Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	2,458,610
1,425,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/1/2032	1,490,790
2,700,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	2,803,089
2,250,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	2,198,259
9,400,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	9,456,362
1,600,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,656,018
4,000,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	4,125,524
3,375,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	3,302,392
1,025,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,010,584
1,850,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,860,465
1,675,000		Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	1,699,046
2,250,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	2,342,360
2,660,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	2,673,518
650,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.000%, 11/15/2033	669,642
		TOTAL	54,843,301
		Health Insurance—0.1%
1,150,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2033	1,173,391
		Independent Energy—3.3%
2,700,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	2,830,102
1,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,014,434
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	805,207
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	440,943
800,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	828,539
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	829,488
2,075,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	2,108,341
1,325,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	1,431,455
1,125,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	1,179,759
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	363,528
1,975,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,037,495
3,325,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	3,473,195
4,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	4,061,769
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	599,266
325,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 6/1/2030	357,998
3,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	476
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	376,931
2,575,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,613,148
1,175,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	1,205,857
1,300,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	1,359,802
2,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,347,016
2,875,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	2,857,266
1,300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,310,266
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
15

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 975,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	$ 959,106
	TOTAL	35,391,387
	Industrial - Other—1.3%
8,950,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	8,902,787
5,025,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	5,206,789
	TOTAL	14,109,576
	Insurance - P&C—9.0%
2,025,000	Acrisure LLC, Sr. Secd. Note, 144A, 7.500%, 11/6/2030	2,117,073
875,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	878,828
2,175,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,257,909
300,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 6.500%, 10/1/2031	309,581
3,700,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	3,841,212
975,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	985,266
1,750,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	1,800,815
5,075,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	4,995,043
5,050,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	5,136,012
2,050,000	Ardonagh Finco Ltd., Sr. Secd. Note, 144A, 7.750%, 2/15/2031	2,150,603
10,875,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	11,346,703
4,850,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	5,028,612
8,975,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	9,006,789
3,075,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	3,230,226
9,725,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	9,730,612
5,500,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	5,775,984
3,225,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	3,382,390
4,025,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	3,889,125
7,725,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	8,009,883
2,550,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	2,505,850
1,800,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	1,840,334
6,650,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,978,038
	TOTAL	95,196,888
	Leisure—1.9%
425,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	446,295
1,100,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2029	1,112,748
475,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	488,897
1,325,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	1,369,605
1,225,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	1,265,566
200,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	199,356
275,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	275,014
1,700,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	1,741,714
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,171,640
2,250,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	2,321,248
1,250,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,284,807
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	869,247
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,086,869
1,900,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,824,546
4,675,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	4,557,047
	TOTAL	20,014,599
	Lodging—1.2%
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	929,075
1,100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	1,108,110
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
16

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	$ 1,023,920
1,725,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,781,263
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	804,272
700,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	730,497
2,050,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	2,115,315
2,025,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	2,005,876
1,950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	2,015,003
	TOTAL	12,513,331
	Media Entertainment—1.6%
404,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	111,100
1,550,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 5.375%, 11/1/2033	1,541,781
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	317,723
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	489,029
1,975,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,932,948
1,625,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	1,634,718
725,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	573,548
1,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	909,205
425,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	414,763
1,550,000	Univision Communications, Inc., 144A, 9.375%, 8/1/2032	1,667,068
2,750,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	2,804,989
1,825,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 8.000%, 8/15/2028	1,891,503
3,850,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	2,719,062
	TOTAL	17,007,437
	Metals & Mining—1.1%
700,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	711,882
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	794,738
1,650,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,698,892
1,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	1,580,490
1,900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,949,876
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	962,835
1,050,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2034	1,098,075
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,981,955
	TOTAL	11,778,743
	Midstream—5.5%
2,975,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,984,859
2,625,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	2,642,244
1,225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	1,234,856
2,500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	2,589,173
1,550,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	1,655,394
1,050,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	1,099,799
1,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,566,262
5,350,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	5,211,928
975,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	997,913
3,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	3,794,930
2,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,762,845
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	511,190
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,088,309
2,875,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,931,834
1,700,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	1,796,169
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,326,957
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
17

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 2,800,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	$ 2,694,614
1,250,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	1,251,057
4,825,000		Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	4,827,826
2,050,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,050,589
1,550,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	1,588,363
2,625,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	2,837,772
2,625,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.750%, 5/1/2035	2,875,657
3,150,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	3,220,175
1,250,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	1,258,388
1,125,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	1,121,341
		TOTAL	57,920,444
		Oil Field Services—1.6%
4,250,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,278,386
725,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	740,756
400,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	411,472
3,250,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	3,383,078
1,025,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,025,481
675,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	708,244
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	1,721,145
575,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	558,197
1,050,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	1,063,093
3,375,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,495,087
		TOTAL	17,384,939
		Packaging—2.5%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
1,105,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	1,199,536
625,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	639,619
3,675,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	3,462,753
2,550,000		Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,624,301
650,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	668,814
1,775,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.875%, 1/15/2030	1,821,594
1,125,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	1,144,579
2,350,000		Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	2,405,422
525,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	521,344
1,250,000		OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	1,210,678
1,375,000		Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,429,812
1,600,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,627,427
1,500,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,563,888
1,508,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	1,617,708
3,725,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	4,044,964
		TOTAL	25,982,439
		Paper—0.5%
2,550,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,397,688
2,650,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,537,908
		TOTAL	4,935,596
		Pharmaceuticals—2.4%
1,625,000		Amneal Pharmaceuticals, Inc., Sr. Secd. Note, 144A, 6.875%, 8/1/2032	1,718,535
1,325,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2028	1,186,869
1,425,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,098,468
2,475,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	1,995,469
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
18

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 4,475,000	Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	$ 4,657,432
550,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/15/2032	564,048
2,800,000	Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	2,943,505
4,300,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,249,861
2,475,000	Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	2,536,674
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Secd. Note, 144A, 6.750%, 5/15/2034	517,919
1,675,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	1,365,430
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,859,826
	TOTAL	25,694,036
	Restaurant—1.4%
1,000,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	986,697
7,950,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	7,580,596
2,050,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	2,089,844
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	847,829
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,692,422
1,725,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,728,476
	TOTAL	14,925,864
	Retailers—2.5%
2,075,000	Academy Ltd., Sr. Secd. Note, 144A, 6.000%, 11/15/2027	2,083,886
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	1,607,722
1,750,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,721,679
1,925,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,871,847
2,675,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	2,733,074
1,625,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,542,804
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	532,147
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	489,662
2,375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	2,272,166
2,525,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	2,672,204
2,050,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	2,065,490
2,350,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	2,456,910
4,150,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	4,295,881
	TOTAL	26,345,472
	Supermarkets—0.9%
4,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	4,183,340
2,225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.500%, 3/31/2031	2,251,240
1,275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.750%, 3/31/2034	1,281,751
475,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	478,440
225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	231,556
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,281,370
	TOTAL	9,707,697
	Technology—14.0%
3,700,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	3,902,312
4,050,000	APLD Computeco LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	3,975,785
7,100,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,084,667
875,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	906,438
4,025,000	Capstone Borrower, Inc., Sr. Secd. Note, 144A, 8.000%, 6/15/2030	4,149,267
1,675,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,615,578
2,525,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	2,574,826
5,050,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,779,400
5,600,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	5,836,322
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
19

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 5,025,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	$ 5,094,083
675,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	669,382
2,050,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	2,143,460
3,375,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,366,449
3,500,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	3,530,002
1,500,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	1,376,655
3,325,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	3,094,935
3,150,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,058,057
825,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	843,275
875,000	Entegris, Inc., Sr. Secd. Note, 144A, 4.750%, 4/15/2029	877,780
1,500,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	1,495,415
3,900,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	3,980,946
1,250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	1,287,915
2,600,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	2,716,194
3,075,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	3,183,981
4,800,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	4,721,495
1,650,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,697,546
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,059,468
3,900,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,008,619
3,300,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	3,434,560
10,175,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	8,884,226
800,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	797,674
1,100,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,095,592
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,353,391
3,800,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	3,731,536
1,175,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	1,212,561
6,600,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	6,498,741
2,025,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	2,021,713
1,450,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	1,470,945
875,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	903,102
100,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	106,424
325,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	345,771
2,616,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	2,971,335
2,025,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	2,057,801
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	943,107
675,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	697,334
4,675,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	4,682,307
1,450,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	1,509,789
2,375,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	2,301,701
2,650,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,598,263
6,850,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	7,047,232
2,250,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	2,155,792
2,775,000	VOLTAGRID LLC, 144A, 7.375%, 11/1/2030	2,750,665
2,825,000	WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	2,912,599
700,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	725,546
	TOTAL	148,239,959
	Transportation Services—0.5%
2,225,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	2,276,923
2,925,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	3,065,011
	TOTAL	5,341,934
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
20

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—3.1%
$ 400,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	$ 386,915
3,550,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	3,620,496
3,500,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	3,505,568
725,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	694,101
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	935,053
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	175,608
1,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,350,141
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	252,674
675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	689,704
1,475,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	1,495,308
325,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	334,085
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,975,045
3,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	3,398,698
1,500,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	1,511,235
2,200,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	2,201,990
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	869,459
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,437,189
2,300,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	2,277,638
2,500,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,562,852
950,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	966,214
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	236,573
1,125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,184,287
		TOTAL	33,060,833
		TOTAL CORPORATE BONDS (IDENTIFIED COST $994,611,877)	1,001,599,991
		COMMON STOCKS—0.2%
		Media Entertainment—0.0%
7,882	[2,3]	Audacy Capital Corp.	136,043
		Packaging—0.2%
241,567	[2,3]	Yeoman Capital S.A.	2,129,172
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,015,855)	2,265,215
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	95
1,592	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	111
		INVESTMENT COMPANY—4.1%
43,054,787		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[4] (IDENTIFIED COST $43,054,787)	43,054,787
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $1,052,685,745)[5]	1,046,920,104
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	12,252,569
		NET ASSETS—100%	$1,059,172,673
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
21

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$34,129,461
Purchases at Cost	$303,909,298
Proceeds from Sales	$(294,983,972)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$43,054,787
Shares Held as of 12/31/2025	43,054,787
Dividend Income	$1,259,216

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,053,229,231.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,001,599,991	$—	$1,001,599,991
Equity Securities:
Common Stocks
International	—	—	2,129,172	2,129,172
Domestic	—	—	136,043	136,043
Warrants	—	—	111	111
Investment Company	43,054,787	—	—	43,054,787
TOTAL SECURITIES	$43,054,787	$1,001,599,991	$2,265,326	$1,046,920,104

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
22

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.61	$5.59	$5.22	$6.34	$6.35
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.33	0.34	0.33	0.33
Net realized and unrealized gain (loss)	0.14	0.05	0.39	(1.08)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.38	0.73	(0.75)	0.34
Less Distributions:
Distributions from net investment income	(0.36)	(0.36)	(0.36)	(0.37)	(0.35)
Net Asset Value, End of Period	$5.74	$5.61	$5.59	$5.22	$6.34
Total Return[2]	8.93%	6.97%	14.43%	(11.96)%	5.42%
Ratios to Average Net Assets:
Net expenses[3]	0.04%	0.04%	0.04%	0.04%	0.02%
Net investment income	6.20%	5.92%	6.34%	5.77%	5.16%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,059,173	$926,201	$845,567	$745,111	$2,494,249
Portfolio turnover[4]	35%	22%	16%	13%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
23

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $43,054,787 of investments in affiliated holdings* (identified cost $1,052,685,745, including $43,054,787 of identified cost in affiliated holdings)	$1,046,920,104
Cash	302,689
Income receivable	16,476,910
Income receivable from affiliated holdings	123,492
Total Assets	1,063,823,195
Liabilities:
Payable for investments purchased	178,986
Income distribution payable	4,384,327
Accrued expenses (Note 5)	87,209
Total Liabilities	4,650,522
Net assets for 184,518,438 shares outstanding	$1,059,172,673
Net Assets Consist of:
Paid-in capital	$1,275,916,593
Total distributable earnings (loss)	(216,743,920)
Net Assets	$1,059,172,673
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,059,172,673 ÷ 184,518,438 shares outstanding, no par value, unlimited shares authorized	$5.74

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
24

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$61,543,013
Dividends received from affiliated holdings*	1,259,216
TOTAL INCOME	62,802,229
Expenses:
Administrative fee (Note 5)	8,131
Custodian fees	48,019
Transfer agent fees	60,349
Directors’/Trustees’ fees (Note 5)	7,050
Auditing fees	42,275
Legal fees	13,363
Portfolio accounting fees	146,614
Share registration costs	1,260
Printing and postage	18,801
Commitment fee (Note 7)	10,040
Miscellaneous (Note 5)	16,158
TOTAL EXPENSES	372,060
Net investment income	62,430,169
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(10,057,860)
Net change in unrealized depreciation of investments	39,011,173
Net realized and unrealized gain (loss) on investments	28,953,313
Change in net assets resulting from operations	$91,383,482

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
25

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,430,169	$53,940,378
Net realized gain (loss)	(10,057,860)	(22,585,852)
Net change in unrealized appreciation/depreciation	39,011,173	31,704,239
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	91,383,482	63,058,765
Distributions to Shareholders	(63,230,458)	(58,325,229)
Share Transactions:
Proceeds from sale of shares	261,360,300	135,240,200
Net asset value of shares issued to shareholders in payment of distributions declared	10,685,061	9,085,405
Cost of shares redeemed	(167,226,702)	(68,425,507)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	104,818,659	75,900,098
Change in net assets	132,971,683	80,633,634
Net Assets:
Beginning of period	926,200,990	845,567,356
End of period	$1,059,172,673	$926,200,990
See Notes which are an integral part of the Financial Statements
High Yield Bond Core Fund
Annual Financial Statements and Additional Information
26

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
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the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2025	Year Ended 12/31/2024
Shares sold	47,418,548	24,253,646
Shares issued to shareholders in payment of distributions declared	1,880,296	1,624,973
Shares redeemed	(29,813,300)	(12,230,602)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	19,485,544	13,648,017
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$63,230,458	$58,325,229
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$701,756
Net unrealized depreciation	$(6,309,127)
Capital loss carryforwards and deferrals	$(211,136,549)
TOTAL	$(216,743,920)
At December 31, 2025, the cost of investments for federal tax purposes was $1,053,229,231. The net unrealized depreciation of investments for federal tax purposes was $6,309,127. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $22,869,561 and unrealized depreciation from investments for those securities having an excess of cost over value of $29,178,688. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2025, the Fund had a capital loss carryforward of $211,136,549 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$25,999,041	$185,137,508	$211,136,549
The Fund used capital loss carryforwards of $1,459,403 to offset capital gains realized during the year ended December 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Affiliated Shares of Beneficial Interest
As of December 31, 2025, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$428,930,246
Sales	$338,391,636
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
10. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
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Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGH YIELD BOND CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2026
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes High Yield Strategy Portfolio (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
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with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended March 31, 2026, the Fund underperformed its benchmark. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and the affiliate is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Semi-Annual Financial Statements and Additional Information
34

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
35

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes High Yield Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Ticker | FMBPX

Federated Hermes Mortgage Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Shares or Principal Amount			Value
		REPURCHASE AGREEMENT—0.4%
$ 4,762,000
Interest in $584,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $584,059,211 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $595,740,395.
(IDENTIFIED COST $4,762,000)
			$ 4,762,000
		INVESTMENT COMPANY—99.7%
142,710,371	[1]	Mortgage Core Fund (IDENTIFIED COST $1,170,504,719)	1,194,485,805
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,175,266,719)[2]	1,199,247,805
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(1,306,722)
		NET ASSETS—100%	$1,197,941,083
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Mortgage Core Fund
Value as of 12/31/2025	$1,051,941,943
Purchases at Cost	$183,672,690
Proceeds from Sales	$(25,000,000)
Change in Unrealized Appreciation/Depreciation	$(15,599,857)
Net Realized Gain/(Loss)	$(528,971)
Value as of 6/30/2026	$1,194,485,805
Shares Held as of 6/30/2026	142,710,371
Dividend Income	$28,372,692

1
Due to this affiliated holding representing greater than 75% of the Fund’s net assets, a copy of the affiliated holding’s most recent Annual Financial Statements and Notes to Financial Statements are included with this Report.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$1,194,485,805	$—	$—	$1,194,485,805
Repurchase Agreement	—	4,762,000	—	4,762,000
TOTAL SECURITIES	$1,194,485,805	$4,762,000	$—	$1,199,247,805
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.56	$8.26	$8.53	$8.46	$9.85	$10.18
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.41	0.39	0.36	0.27	0.22
Net realized and unrealized gain (loss)	(0.11)	0.30	(0.27)	0.06	(1.40)	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.71	0.12	0.42	(1.13)	(0.10)
Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.39)	(0.35)	(0.26)	(0.22)
Distributions from net realized gain	—	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.21)	(0.41)	(0.39)	(0.35)	(0.26)	(0.23)
Net Asset Value, End of Period	$8.45	$8.56	$8.26	$8.53	$8.46	$9.85
Total Return[2]	1.20%	8.80%	1.42%	5.18%	(11.54)%	(0.94)%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	5.02%[4]	4.88%	4.63%	4.31%	3.01%	2.21%
Expense waiver/reimbursement[5]	0.11%[4]	0.12%	0.12%	0.15%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,197,941	$1,061,626	$1,424,592	$907,240	$295,407	$171,828
Portfolio turnover[6]	2%	17%	3%	1%	11%	14%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3
The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $1,194,485,805 of investments in affiliated holdings* (identified cost $1,175,266,719, including $1,170,504,719 of identified cost in affiliated holdings)	$1,199,247,805
Cash	256
Income receivable	483
Income receivable from affiliated holdings	4,805,169
Receivable for investments sold	4,000,000
Receivable for shares sold	403,769
Total Assets	1,208,457,482
Liabilities:
Payable for investments purchased	4,805,168
Payable for shares redeemed	927,328
Income distribution payable	4,644,668
Payable to adviser (Note 5)	6,026
Payable for administrative fee (Note 5)	2,547
Accrued expenses (Note 5)	130,662
Total Liabilities	10,516,399
Net assets for 141,782,253 shares outstanding	$1,197,941,083
Net Assets Consist of:
Paid-in capital	$1,222,355,754
Total distributable earnings (loss)	(24,414,671)
Net Assets	$1,197,941,083
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,197,941,083 ÷ 141,782,253 shares outstanding, no par value, unlimited shares authorized	$8.45

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$28,372,692
Interest	86,729
TOTAL INCOME	28,459,421
Expenses:
Administrative fee (Note 5)	437,961
Custodian fees	16,575
Transfer agent fees	31,195
Directors’/Trustees’ fees (Note 5)	3,348
Auditing fees	16,813
Legal fees	5,495
Portfolio accounting fees	68,688
Share registration costs	24,894
Printing and postage	11,963
Miscellaneous (Note 5)	18,714
TOTAL EXPENSES	635,646
Reimbursement of other operating expenses (Note 5)	(635,646)
Net expenses	—
Net investment income	28,459,421
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in affiliated holdings*	(528,971)
Net change in unrealized appreciation of investments in affiliated holdings*	(15,599,857)
Net realized and unrealized gain (loss) on investments	(16,128,828)
Change in net assets resulting from operations	$12,330,593

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,459,421	$54,702,996
Net realized gain (loss)	(528,971)	(36,296,961)
Net change in unrealized appreciation/depreciation	(15,599,857)	78,599,378
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,330,593	97,005,413
Distributions to Shareholders	(28,441,527)	(54,705,775)
Share Transactions:
Proceeds from sale of shares	248,236,001	345,187,000
Net asset value of shares issued to shareholders in payment of distributions declared	951,172	1,534,114
Cost of shares redeemed	(96,761,420)	(751,986,098)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	152,425,753	(405,264,984)
Change in net assets	136,314,819	(362,965,346)
Net Assets:
Beginning of period	1,061,626,264	1,424,591,610
End of period	$1,197,941,083	$1,061,626,264
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Mortgage Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $635,646 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2026	Year Ended 12/31/2025
Shares sold	29,000,676	41,149,334
Shares issued to shareholders in payment of distributions declared	111,577	181,748
Shares redeemed	(11,359,863)	(89,802,699)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	17,752,390	(48,471,617)
4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $1,175,266,719. The net unrealized appreciation of investments for federal tax purposes was $23,981,086. This consists entirely of unrealized appreciation from investments for those securities having an excess of value over cost of $23,981,086.
Semi-Annual Financial Statements and Additional Information

As of December 31, 2025, the Fund had a capital loss carryforward of $32,611,412 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,633,409	$28,978,003	$32,611,412
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2026, the Adviser reimbursed $635,646 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund. For the six months ended June 30, 2026, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions with Affiliated Investment Companies
The Fund invests in the Mortgage Core Fund (“Mortgage Core”), a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid at least annually, and are recorded by the Fund as capital gains received. At June 30, 2026, Mortgage Core represents 99.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of Mortgage Core. To illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core, its financial statements are included within this report. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$183,672,690
Sales	$25,000,000
Semi-Annual Financial Statements and Additional Information

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Mortgage Core Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Mortgage Strategy Portfolio invests primarily in Mortgage Core Fund. Therefore, the Mortgage Core Fund financial statements and notes to financial statements are included on pages 11 through 31.
Mortgage Core Fund
Annual Financial Statements and Additional Information

Portfolio of Investments
December 31, 2025
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—96.0%
	Federal Home Loan Mortgage Corporation—26.3%
$ 10,624,992	2.000%, 5/1/2036	$ 9,872,114
25,768,091	2.000%, 11/1/2036	23,966,345
40,771,586	2.000%, 5/1/2050	33,308,600
6,305,570	2.000%, 8/1/2050	5,149,404
6,828,263	2.000%, 8/1/2050	5,612,533
4,085,802	2.000%, 12/1/2050	3,304,724
19,756,082	2.000%, 12/1/2050	16,115,159
19,809,427	2.000%, 1/1/2051	16,158,673
58,170,019	2.000%, 3/1/2051	47,504,179
35,225,729	2.000%, 4/1/2051	28,733,846
18,562,866	2.000%, 5/1/2051	15,130,244
41,202,773	2.000%, 1/1/2052	33,995,633
19,575,168	2.000%, 1/1/2052	15,900,296
30,646,168	2.500%, 12/1/2035	29,210,147
16,257,588	2.500%, 5/1/2050	13,800,996
6,274,536	2.500%, 8/1/2050	5,422,505
5,527,293	2.500%, 9/1/2050	4,743,913
36,149,882	2.500%, 11/1/2051	31,184,540
37,750,108	2.500%, 12/1/2051	32,317,234
29,094,979	2.500%, 12/1/2051	24,707,695
58,057,008	2.500%, 1/1/2052	49,991,915
11,423,883	2.500%, 3/1/2052	9,869,043
8,696,786	2.500%, 4/1/2052	7,445,172
15,053,029	2.500%, 4/1/2052	12,881,941
20,916,178	2.500%, 5/1/2052	18,017,106
9,065,208	2.500%, 5/1/2052	7,760,572
30,583,435	2.500%, 5/1/2052	26,019,491
481,098	3.000%, 5/1/2046	439,187
9,932,325	3.000%, 10/1/2050	8,797,037
8,714,100	3.000%, 11/1/2050	7,718,058
6,522,210	3.000%, 11/1/2051	5,852,120
22,512,114	3.000%, 1/1/2052	20,023,348
23,927,311	3.000%, 2/1/2052	21,192,364
32,622,230	3.000%, 6/1/2052	29,117,712
20,666,117	3.000%, 8/1/2052	18,504,136
16,863,447	3.000%, 9/1/2052	14,999,155
3,752	3.500%, 6/1/2026	3,740
4,928	3.500%, 7/1/2026	4,910
21,970,319	3.500%, 12/1/2047	20,649,147
6,303,829	3.500%, 5/1/2051	5,838,074
2,951,660	3.500%, 3/1/2052	2,770,474
61,624,772	3.500%, 5/1/2052	57,071,663
2,044	4.000%, 5/1/2026	2,038
27,034	4.000%, 5/1/2026	26,967
493,675	4.000%, 12/1/2040	484,253
7,991,787	4.000%, 4/1/2052	7,689,668
3,235,195	4.000%, 4/1/2052	3,114,915
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 19,485,892	4.000%, 7/1/2052	$ 18,615,288
1,443,914	4.000%, 7/1/2052	1,384,365
59,232,160	4.000%, 9/1/2052	56,493,194
12,456,699	4.000%, 10/1/2052	11,911,829
47,076,676	4.000%, 10/1/2052	44,958,640
22,267,493	4.500%, 10/1/2037	22,364,978
7,543,334	4.500%, 5/1/2052	7,449,121
8,052,407	4.500%, 9/1/2052	7,924,911
5,237,004	4.500%, 10/1/2052	5,154,085
1,573,719	4.500%, 11/1/2052	1,548,802
16,170,301	4.500%, 12/1/2052	15,863,740
12,505,416	4.500%, 3/1/2053	12,264,427
465,644	5.000%, 1/1/2034	473,734
134,751	5.000%, 5/1/2034	137,047
606	5.000%, 11/1/2035	617
195,986	5.000%, 4/1/2036	199,745
285	5.000%, 4/1/2036	291
1,525	5.000%, 4/1/2036	1,553
50,071	5.000%, 4/1/2036	51,035
60,480	5.000%, 5/1/2036	61,627
33,375	5.000%, 6/1/2036	34,017
58,660	5.000%, 6/1/2036	59,769
199,296	5.000%, 12/1/2037	203,053
30,741	5.000%, 5/1/2038	31,322
21,184	5.000%, 6/1/2038	21,593
36,778	5.000%, 9/1/2038	37,491
33,770	5.000%, 2/1/2039	34,427
32,006	5.000%, 6/1/2039	32,630
92,923	5.000%, 2/1/2040	94,753
162,439	5.000%, 8/1/2040	165,652
28,894,375	5.000%, 10/1/2052	29,040,546
14,458,632	5.000%, 10/1/2054	14,488,852
14,054,332	5.000%, 10/1/2054	14,039,051
13,310,904	5.000%, 10/1/2054	13,299,115
26,347,607	5.000%, 11/1/2054	26,394,442
389,796	5.500%, 5/1/2034	403,061
18,226	5.500%, 3/1/2036	18,893
26,215	5.500%, 3/1/2036	27,201
9,446	5.500%, 3/1/2036	9,794
53,205	5.500%, 3/1/2036	55,095
134,705	5.500%, 6/1/2036	139,625
67,105	5.500%, 6/1/2036	69,674
19,747	5.500%, 6/1/2036	20,498
51,845	5.500%, 9/1/2037	53,830
103,067	5.500%, 9/1/2037	106,867
66,188	5.500%, 12/1/2037	68,743
8,030	5.500%, 3/1/2038	8,334
7,177,674	5.500%, 5/1/2038	7,388,583
3,792,841	5.500%, 9/1/2052	3,902,646
22,715,082	5.500%, 12/1/2052	23,195,236
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 18,901,043	5.500%, 3/1/2053	$ 19,253,322
12,390,767	5.500%, 9/1/2053	12,606,219
34,821,153	5.500%, 12/1/2055	35,342,294
7,902	6.000%, 2/1/2032	8,186
8,969	6.000%, 5/1/2036	9,414
16,811	6.000%, 8/1/2037	17,746
132,711	6.000%, 9/1/2037	139,977
17,214,082	6.000%, 11/1/2053	17,703,862
27,016,285	6.000%, 1/1/2055	27,749,752
1,135	6.500%, 6/1/2029	1,179
839	6.500%, 7/1/2029	871
83,702	6.500%, 11/1/2036	89,128
914	6.500%, 4/1/2038	975
845	6.500%, 4/1/2038	902
20,069,946	6.500%, 10/1/2053	20,882,274
16,156,802	6.500%, 11/1/2053	16,789,288
4,151	7.000%, 4/1/2032	4,363
78,772	7.000%, 4/1/2032	83,428
6,377	7.000%, 9/1/2037	6,910
4,907	7.500%, 10/1/2029	5,110
2,986	7.500%, 11/1/2029	3,115
7,446	7.500%, 5/1/2031	7,893
743	8.000%, 3/1/2030	775
12,870	8.000%, 1/1/2031	13,342
18,096	8.000%, 2/1/2031	19,126
	TOTAL	1,243,466,259
	Federal National Mortgage Association—44.9%
21,485,474	2.000%, 8/1/2035	20,137,602
3,889,882	2.000%, 4/1/2036	3,617,895
19,316,581	2.000%, 1/1/2037	17,941,789
7,321,282	2.000%, 2/1/2037	6,800,214
37,417,809	2.000%, 3/1/2037	34,626,100
16,369,816	2.000%, 5/1/2050	13,373,422
36,510,132	2.000%, 7/1/2050	29,827,179
31,477,109	2.000%, 11/1/2050	25,705,583
272,157,894	2.000%, 5/1/2051	222,000,881
19,484,393	2.000%, 10/1/2051	15,917,896
26,749,487	2.000%, 10/1/2051	21,727,771
9,451,815	2.000%, 12/1/2051	7,766,025
4,961,005	2.000%, 12/1/2051	4,093,232
25,483,087	2.000%, 12/1/2051	20,699,114
6,215,675	2.000%, 1/1/2052	5,089,589
34,224,162	2.000%, 1/1/2052	27,916,861
99,327,988	2.000%, 2/1/2052	81,270,776
21,318,779	2.000%, 2/1/2052	17,376,536
29,189,796	2.000%, 2/1/2052	23,974,490
16,555,951	2.000%, 3/1/2052	13,587,571
12,442,914	2.000%, 3/1/2052	10,246,972
10,260,598	2.000%, 3/1/2052	8,459,414
15,239,250	2.000%, 3/1/2052	12,337,887
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 87,628,737	2.000%, 3/1/2052	$ 71,424,536
26,333,910	2.500%, 9/1/2036	24,976,513
1,575,491	2.500%, 12/1/2036	1,501,174
23,268,907	2.500%, 12/1/2036	22,084,041
2,755,236	2.500%, 5/1/2037	2,619,243
6,870,925	2.500%, 6/1/2050	5,937,909
2,624,472	2.500%, 7/1/2050	2,254,968
12,577,121	2.500%, 9/1/2050	10,794,574
28,448,770	2.500%, 9/1/2050	24,292,283
29,660,655	2.500%, 10/1/2050	25,150,995
11,295,958	2.500%, 11/1/2050	9,578,501
23,560,017	2.500%, 11/1/2050	19,963,185
12,556,006	2.500%, 12/1/2050	10,639,121
18,279,988	2.500%, 2/1/2051	15,494,953
33,390,972	2.500%, 9/1/2051	28,595,885
63,041,560	2.500%, 10/1/2051	53,988,521
54,914,053	2.500%, 10/1/2051	47,045,319
18,265,831	2.500%, 10/1/2051	15,455,270
11,157,591	2.500%, 10/1/2051	9,471,094
28,718,392	2.500%, 11/1/2051	24,289,174
44,158,502	2.500%, 12/1/2051	37,416,965
6,610,507	2.500%, 1/1/2052	5,655,012
15,007,697	2.500%, 1/1/2052	12,805,628
19,342,212	2.500%, 1/1/2052	16,649,210
4,435,769	2.500%, 2/1/2052	3,811,249
2,132,249	2.500%, 2/1/2052	1,812,056
32,664,741	2.500%, 3/1/2052	27,677,919
53,410,810	2.500%, 4/1/2052	45,957,769
1,948,382	2.500%, 5/1/2052	1,655,190
25,733,818	2.500%, 5/1/2052	22,038,331
548,031	3.000%, 2/1/2032	536,630
10,054,970	3.000%, 1/1/2051	8,905,664
102,112,017	3.000%, 5/1/2051	90,440,379
28,403,070	3.000%, 7/1/2051	25,156,534
27,767,807	3.000%, 12/1/2051	24,810,819
9,183,127	3.000%, 2/1/2052	8,126,587
21,406,999	3.000%, 4/1/2052	19,120,682
4,078,089	3.000%, 5/1/2052	3,618,326
22,664,618	3.000%, 6/1/2052	20,314,811
41,804,790	3.000%, 6/1/2052	37,366,070
16,501,161	3.000%, 6/1/2052	14,610,915
55,654,604	3.000%, 6/1/2052	49,745,348
8,726,048	3.000%, 6/1/2052	7,742,275
20,664,934	3.000%, 12/1/2052	18,302,884
10,969,119	3.000%, 6/1/2053	9,701,612
727	3.500%, 1/1/2026	725
6,831,785	3.500%, 9/1/2037	6,664,256
10,665,893	3.500%, 6/1/2051	9,877,850
12,375,290	3.500%, 5/1/2052	11,460,949
17,436,636	3.500%, 5/1/2052	16,153,790
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 37,598,894	3.500%, 6/1/2052	$ 34,985,417
15,132,812	3.500%, 6/1/2052	14,118,772
32,171,632	3.500%, 7/1/2052	29,995,722
8,416,979	3.500%, 1/1/2053	7,842,441
8,699	4.000%, 7/1/2026	8,678
18,967,583	4.000%, 11/1/2037	18,809,248
5,221,599	4.000%, 10/1/2051	4,963,829
21,443,979	4.000%, 7/1/2052	20,492,591
17,962,376	4.000%, 7/1/2052	17,221,586
16,401,279	4.000%, 9/1/2052	15,704,369
22,657,017	4.000%, 4/1/2053	21,637,650
63,750	4.500%, 2/1/2039	63,935
375,992	4.500%, 5/1/2040	376,467
103,961	4.500%, 11/1/2040	104,068
5,377,857	4.500%, 8/1/2052	5,292,708
4,283,479	4.500%, 8/1/2052	4,188,886
13,109,789	4.500%, 10/1/2052	12,895,048
21,411,740	4.500%, 11/1/2052	21,005,810
3,939,912	4.500%, 11/1/2052	3,865,218
18,700,041	4.500%, 2/1/2053	18,427,333
42,293,361	4.500%, 4/1/2054	41,491,551
31,750,070	4.500%, 11/1/2054	31,098,533
652,591	5.000%, 2/1/2036	665,101
29,102,316	5.000%, 8/1/2052	29,249,539
5,312,350	5.000%, 6/1/2053	5,322,623
17,115,115	5.000%, 4/1/2054	17,239,137
11,701,997	5.000%, 10/1/2054	11,689,273
8,384,413	5.000%, 1/1/2055	8,378,748
10,096,474	5.000%, 1/1/2055	10,089,653
14,507	5.500%, 1/1/2032	14,941
7,593	5.500%, 1/1/2032	7,813
169,384	5.500%, 9/1/2034	175,481
413,591	5.500%, 12/1/2034	428,575
12,445	5.500%, 4/1/2035	12,875
50,906	5.500%, 1/1/2036	52,829
32,966	5.500%, 3/1/2036	34,184
135,675	5.500%, 4/1/2036	140,614
221,225	5.500%, 4/1/2036	229,397
160,312	5.500%, 5/1/2036	166,230
45,722	5.500%, 9/1/2036	47,419
153,082	5.500%, 8/1/2037	158,765
97,771	5.500%, 7/1/2038	101,562
8,448,000	5.500%, 9/1/2052	8,652,974
6,607,656	5.500%, 11/1/2052	6,747,329
19,839,422	5.500%, 4/1/2053	20,401,386
1,813	6.000%, 1/1/2029	1,861
2,541	6.000%, 2/1/2029	2,609
673	6.000%, 2/1/2029	691
2,000	6.000%, 4/1/2029	2,054
2,690	6.000%, 5/1/2029	2,762
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,528	6.000%, 5/1/2029	$ 1,568
209,518	6.000%, 7/1/2034	219,547
139,805	6.000%, 11/1/2034	146,453
46,745	6.000%, 7/1/2036	49,190
10,894	6.000%, 7/1/2036	11,494
39,155	6.000%, 10/1/2037	41,221
9,371	6.000%, 6/1/2038	9,901
392,499	6.000%, 7/1/2038	414,871
20,235	6.000%, 9/1/2038	21,383
22,242	6.000%, 10/1/2038	23,475
249,641	6.000%, 2/1/2039	263,690
3,434,947	6.000%, 10/1/2053	3,529,888
32,674,476	6.000%, 12/1/2053	33,604,140
7,993,108	6.000%, 7/1/2054	8,207,466
3,041	6.500%, 9/1/2028	3,080
856	6.500%, 8/1/2029	889
2,860	6.500%, 6/1/2031	2,977
3,898	6.500%, 6/1/2031	4,071
1,116	6.500%, 6/1/2031	1,160
1,299	6.500%, 1/1/2032	1,349
14,922	6.500%, 3/1/2032	15,643
63,833	6.500%, 4/1/2032	66,861
9,530	6.500%, 5/1/2032	9,982
93,205	6.500%, 7/1/2036	99,176
1,663	6.500%, 8/1/2036	1,758
11,020	6.500%, 9/1/2036	11,757
13,850	6.500%, 12/1/2036	14,742
41,189	6.500%, 9/1/2037	44,040
162	6.500%, 12/1/2037	172
21,583	6.500%, 10/1/2038	23,072
9,005,059	6.500%, 10/1/2053	9,366,161
3,912	7.000%, 9/1/2031	4,111
56,038	7.000%, 11/1/2031	59,280
3,932	7.000%, 12/1/2031	4,155
16,937	7.000%, 2/1/2032	17,875
17,860	7.000%, 3/1/2032	18,894
23,618	7.000%, 3/1/2032	24,823
3,520	7.000%, 4/1/2032	3,729
7,097	7.000%, 4/1/2032	7,459
75,980	7.000%, 4/1/2032	80,604
67,817	7.000%, 6/1/2037	73,624
2,948	7.500%, 9/1/2030	3,091
3,693	7.500%, 5/1/2031	3,885
975	7.500%, 6/1/2031	1,036
10,847	7.500%, 8/1/2031	11,508
16,488	7.500%, 1/1/2032	17,005
318	7.500%, 6/1/2033	333
131	8.000%, 11/1/2029	136
	TOTAL	2,129,337,503
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—6.8%
$ 31,989,252	3.000%, 9/20/2050	$ 28,777,022
498,934	3.500%, 8/15/2043	469,306
338,725	3.500%, 8/15/2043	318,931
5,551,083	3.500%, 3/20/2047	5,133,037
6,850,401	3.500%, 11/20/2047	6,334,504
14,247,979	3.500%, 5/20/2052	13,090,382
24,187,543	3.500%, 11/20/2052	22,214,834
477,928	4.000%, 9/15/2040	464,393
1,267,693	4.000%, 10/15/2040	1,233,827
609,806	4.000%, 1/15/2041	592,440
762,671	4.000%, 10/15/2041	740,351
2,569,887	4.000%, 6/15/2048	2,446,482
107,540	4.500%, 1/15/2039	107,869
65,648	4.500%, 6/15/2039	65,802
357,737	4.500%, 10/15/2039	358,338
136,316	4.500%, 1/15/2040	136,545
81,415	4.500%, 6/15/2040	81,527
56,511	4.500%, 9/15/2040	56,570
59,154	4.500%, 2/15/2041	59,244
393,209	4.500%, 3/15/2041	393,754
35,323	4.500%, 5/15/2041	35,344
1,321,368	4.500%, 6/20/2041	1,321,577
272,355	4.500%, 9/15/2041	272,500
273,179	4.500%, 10/15/2043	272,631
33,332,902	4.500%, 12/20/2053	32,569,739
215,738	5.000%, 1/15/2039	220,026
180,652	5.000%, 5/15/2039	184,276
239,395	5.000%, 8/20/2039	244,034
62,136,436	5.000%, 9/20/2053	62,357,679
78,900	5.500%, 12/15/2038	81,266
57,546	5.500%, 12/20/2038	59,579
94,441	5.500%, 1/15/2039	97,346
119,850	5.500%, 2/15/2039	123,557
22,213,090	5.500%, 7/20/2053	22,553,955
33,283,099	5.500%, 8/20/2053	33,773,033
29,009,740	5.500%, 9/20/2053	29,454,900
1,997	6.000%, 10/15/2028	2,036
2,429	6.000%, 3/15/2029	2,484
41,125	6.000%, 2/15/2036	42,988
39,132	6.000%, 4/15/2036	40,955
34,733	6.000%, 6/15/2037	36,337
28,840,459	6.000%, 6/20/2053	29,591,000
23,396,753	6.000%, 9/20/2054	23,934,341
4,815	6.500%, 10/15/2028	4,978
1,412	6.500%, 11/15/2028	1,460
1,369	6.500%, 12/15/2028	1,416
1,128	6.500%, 2/15/2029	1,166
14,277	6.500%, 9/15/2031	14,862
34,076	6.500%, 2/15/2032	35,608
2,199	7.000%, 11/15/2027	2,222
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,351		7.000%, 6/15/2028	$ 2,391
2,242		7.000%, 1/15/2029	2,278
3,502		7.000%, 5/15/2029	3,583
9,700		7.000%, 5/15/2030	9,923
7,959		7.000%, 11/15/2030	8,187
3,100		7.000%, 12/15/2030	3,172
5,148		7.000%, 8/15/2031	5,321
24,249		7.000%, 10/15/2031	25,067
6,969		7.000%, 12/15/2031	7,227
4,266		7.500%, 8/15/2029	4,411
18,852		7.500%, 10/15/2029	19,451
768		7.500%, 10/15/2030	797
3,662		7.500%, 1/15/2031	3,815
1,292		8.000%, 10/15/2029	1,329
4,247		8.000%, 11/15/2029	4,362
3,293		8.000%, 1/15/2030	3,382
1,652		8.000%, 10/15/2030	1,698
25,217		8.000%, 11/15/2030	26,093
1,709		8.500%, 5/15/2029	1,759
		TOTAL	320,542,699
	[1]	Government National Mortgage Association, TBA—6.0%
50,000,000		3.000%, 1/20/2056	44,941,320
77,500,000		3.500%, 1/20/2056	70,455,366
55,000,000		4.000%, 1/20/2056	51,897,813
50,000,000		4.500%, 1/20/2056	48,704,845
45,150,000		5.000%, 1/20/2056	45,040,520
25,000,000		5.500%, 1/20/2056	25,241,308
		TOTAL	286,281,172
	[1]	Uniform Mortgage-Backed Securities, TBA—12.0%
24,000,000		4.000%, 1/1/2056	22,760,625
118,750,000		5.000%, 1/1/2056	118,453,125
244,500,000		5.500%, 1/1/2056	247,909,626
175,000,000		6.000%, 1/1/2056	179,655,278
		TOTAL	568,778,654
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,440,290,532)	4,548,406,287
		COLLATERALIZED MORTGAGE OBLIGATIONS—17.2%
	[2]	Federal Home Loan Mortgage Corporation—3.9%
8,299,365		REMIC, Series 4661, Class GF, 4.548% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	8,183,225
5,536,142		REMIC, Series 4929, Class FB, 4.438% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	5,448,169
11,972,968		REMIC, Series 4944, Class F, 4.438% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	11,851,084
5,888,107		REMIC, Series 4988, Class KF, 4.338% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	5,825,082
17,722,268		REMIC, Series 5338, Class FH, 4.398% (30-DAY AVERAGE SOFR +0.414%), 4/15/2045	17,422,071
11,344,223		REMIC, Series 5342, Class FB, 4.438% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	11,066,383
16,907,277		REMIC, Series 5393, Class HF, 4.824% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	16,961,308
7,103,743		REMIC, Series 5396, Class FQ, 4.874% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	7,099,680
29,566,542		REMIC, Series 5400, Class FA, 4.624% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	29,457,639
29,954,793		REMIC, Series 5428, Class JF, 4.974% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	30,073,911
22,732,787		REMIC, Series 5457, Class GF, 4.974% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	22,774,060
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Federal Home Loan Mortgage Corporation—continued
$ 19,821,358		REMIC, Series 5466, Class FL, 4.824% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	$ 19,847,586
		TOTAL	186,010,198
	[2]	Federal National Mortgage Association—8.1%
13,097,064		REMIC, Series 2011-131, Class FT, 4.448% (30-DAY AVERAGE SOFR +0.574%), 12/25/2041	12,961,760
2,101,951		REMIC, Series 2017-30, Class FA, 4.338% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	2,061,880
5,997,467		REMIC, Series 2019-34, Class FC, 4.388% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	5,929,516
4,448,136		REMIC, Series 2019-43, Class FD, 4.868% (30-DAY AVERAGE SOFR +0.000%), 8/25/2049	4,363,583
10,457,042		REMIC, Series 2019-66, Class FA, 4.438% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	10,277,952
68,748,778		REMIC, Series 2022-65, Class FB, 4.674% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	67,824,795
22,528,666		REMIC, Series 2022-70, Class FA, 4.734% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	22,256,529
36,601,848		REMIC, Series 2023-42, Class FA, 4.288% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	35,817,273
16,544,528		REMIC, Series 2024-13, Class FA, 4.874% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	16,536,583
32,241,043		REMIC, Series 2024-15, Class FA, 5.074% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	32,306,886
29,016,939		REMIC, Series 2024-15, Class FB, 4.674% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	28,915,925
10,501,044		REMIC, Series 2024-25, Class FA, 4.974% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	10,520,582
23,694,911		REMIC, Series 2024-40, Class FC, 4.774% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	23,629,724
13,558,999		REMIC, Series 2024-82, Class CF, 5.224% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	13,624,463
19,312,719		REMIC, Series 2025-7, Class FD, 4.874% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	19,315,189
37,316,272		REMIC, Series 2025-9, Class FG, 5.224% (30-DAY AVERAGE SOFR +1.350%), 3/25/2055	37,542,658
22,593,824		REMIC, Series 2025-13, Class FA, 5.650% (30-DAY AVERAGE SOFR +0.000%), 3/25/2055	22,713,049
17,393,594		REMIC, Series 2025-62, Class FM, 5.174% (30-DAY AVERAGE SOFR +1.300%), 8/25/2055	17,499,332
		TOTAL	384,097,679
	[2]	Government National Mortgage Association—3.9%
5,378,829		REMIC, Series 2022-175, Class FA, 4.817% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	5,351,651
26,873,541		REMIC, Series 2023-4, Class FG, 4.667% (30-DAY AVERAGE SOFR +0.750%), 1/20/2053	26,827,044
22,248,233		REMIC, Series 2023-35, Class FH, 4.467% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	21,990,381
8,604,355		REMIC, Series 2023-63, Class FM, 4.717% (30-DAY AVERAGE SOFR +0.800%), 5/20/2053	8,600,875
4,283,385		REMIC, Series 2023-111, Class FD, 4.917% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,299,187
16,300,474		REMIC, Series 2023-112, Class AF, 4.967% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	16,341,657
15,402,207		REMIC, Series 2024-59, Class MF, 5.017% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	15,437,760
39,958,619		REMIC, Series 2024-108, Class FB, 4.917% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	40,089,316
6,458,641		REMIC, Series 2024-113, Class FJ, 4.467% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	6,432,280
38,523,899		REMIC, Series 2025-133, Class DF, 4.917% (30-DAY AVERAGE SOFR +1.000%), 8/20/2055	38,669,258
		TOTAL	184,039,409
		Non-Agency Mortgage-Backed Securities—1.3%
402,403		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	220,492
30,093,155		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	27,422,388
25,551,637		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	22,279,829
5,370,280		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,696,058
4,814,269		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,197,816
77,200		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.487%, 8/25/2035	74,195
1,232,023		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,078,484
2,185,618		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,881,625
		TOTAL	61,850,887
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $811,692,649)	815,998,173
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.4%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,965,640
Mortgage Core Fund
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Single Family Rental Securities—0.6%
$ 14,498,523		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	$ 14,505,226
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,851,771
		TOTAL	29,356,997
		Student Loans—0.2%
1,831,764		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	1,741,625
3,874,538		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	3,641,332
1,770,914	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 4.664% (CME Term SOFR 1 Month +0.914%), 2/15/2036	1,769,688
		TOTAL	7,152,645
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $57,188,979)	57,475,282
		INVESTMENT COMPANY—3.6%
168,142,283		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[3] (IDENTIFIED COST $168,142,283)	168,142,283
		TOTAL INVESTMENT IN SECURITIES—118.0% (IDENTIFIED COST $5,477,314,443)[4]	5,590,022,025
		OTHER ASSETS AND LIABILITIES - NET—(18.0)%[5]	(852,468,716)
		NET ASSETS—100%	$4,737,553,309
At December 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	520	$108,570,312	March 2026	$(65,688)
United States Treasury Notes 5-Year Long Futures	1,002	$109,523,297	March 2026	$(346,793)
United States Treasury Notes 10-Year Long Futures	195	$21,925,313	March 2026	$(136,025)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(548,506)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$411,777,353
Purchases at Cost	$1,268,730,712
Proceeds from Sales	$(1,512,365,782)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$168,142,283
Shares Held as of 12/31/2025	168,142,283
Dividend Income	$8,543,377

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $5,464,870,943.
5
Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2025. See
Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Mortgage Core Fund
Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$4,548,406,287	$—	$4,548,406,287
Collateralized Mortgage Obligations	—	815,998,173	—	815,998,173
Asset-Backed Securities	—	57,475,282	—	57,475,282
Investment Company	168,142,283	—	—	168,142,283
TOTAL SECURITIES	$168,142,283	$5,421,879,742	$—	$5,590,022,025
Other Financial Instruments:[1]
Liabilities	$(548,506)	$—	$—	$(548,506)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.18	$8.45	$8.38	$9.76	$10.07
Income From Investment Operations:
Net investment income (loss)[1]	0.40	0.39	0.35	0.25	0.17
Net realized and unrealized gain (loss)	0.31	(0.28)	0.07	(1.37)	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.11	0.42	(1.12)	(0.09)
Less Distributions:
Distributions from net investment income	(0.41)	(0.38)	(0.35)	(0.26)	(0.22)
Net Asset Value, End of Period	$8.48	$8.18	$8.45	$8.38	$9.76
Total Return[2]	8.84%	1.39%	5.19%	(11.57)%	(0.89)%
Ratios to Average Net Assets:
Net expenses[3]	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income	4.79%	4.66%	4.27%	2.78%	1.72%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,737,553	$6,062,579	$5,517,185	$3,184,276	$3,204,459
Portfolio turnover[4]	172%	113%	53%	204%	351%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[4]	16%	26%	31%	123%	65%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $168,142,283 of investments in affiliated holdings* (identified cost $5,477,314,443, including $168,142,283 of identified cost in affiliated holdings)	$5,590,022,025
Due from broker (Note 2)	2,242,125
Income receivable	13,856,713
Income receivable from affiliated holdings	393,540
Receivable for investments sold	44,572,185
Total Assets	5,651,086,588
Liabilities:
Payable for investments purchased	898,844,125
Payable to bank	653,655
Payable for variation margin on futures contracts	193,625
Income distribution payable	13,630,798
Accrued expenses (Note 5)	211,076
Total Liabilities	913,533,279
Net assets for 558,912,109 shares outstanding	$4,737,553,309
Net Assets Consist of:
Paid-in capital	$5,150,723,441
Total distributable earnings (loss)	(413,170,132)
Net Assets	$4,737,553,309
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,737,553,309 ÷ 558,912,109 shares outstanding, no par value, unlimited shares authorized	$8.48

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended December 31, 2025

Investment Income:
Interest	$233,290,885
Dividends received from affiliated holdings*	8,543,377
TOTAL INCOME	241,834,262
Expenses:
Administrative fee (Note 5)	8,409
Custodian fees	193,396
Transfer agent fees	286,531
Directors’/Trustees’ fees (Note 5)	32,082
Auditing fees	38,937
Legal fees	13,363
Portfolio accounting fees	257,343
Share registration costs	1,330
Printing and postage	17,919
Interest expense	42,365
Miscellaneous (Note 5)	32,828
TOTAL EXPENSES	924,503
Net investment income	240,909,759
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(28,616,737)
Net realized gain on futures contracts	4,054,385
Net change in unrealized depreciation of investments	218,001,304
Net change in unrealized appreciation of futures contracts	(4,108,507)
Net realized and unrealized gain (loss) on investments and futures contracts	189,330,445
Change in net assets resulting from operations	$430,240,204

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended December 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$240,909,759	$274,877,924
Net realized gain (loss)	(24,562,352)	(48,065,981)
Net change in unrealized appreciation/depreciation	213,892,797	(135,406,044)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	430,240,204	91,405,899
Distributions to Shareholders	(245,748,050)	(272,825,103)
Share Transactions:
Proceeds from sale of shares	240,568,200	1,567,456,321
Net asset value of shares issued to shareholders in payment of distributions declared	69,075,428	68,503,553
Cost of shares redeemed	(1,819,161,428)	(909,147,105)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,509,517,800)	726,812,769
Change in net assets	(1,325,025,646)	545,393,565
Net Assets:
Beginning of period	6,062,578,955	5,517,185,390
End of period	$4,737,553,309	$6,062,578,955
See Notes which are an integral part of the Financial Statements
Mortgage Core Fund
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Mortgage Core Fund
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount
Mortgage Core Fund
Annual Financial Statements and Additional Information

of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $301,825,918 and $25,759,716, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$548,506*

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$4,054,385

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(4,108,507)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2025	Year Ended 12/31/2024
Shares sold	29,076,715	188,979,745
Shares issued to shareholders in payment of distributions declared	8,268,003	8,281,587
Shares redeemed	(219,542,239)	(108,969,292)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(182,197,521)	88,292,040
Mortgage Core Fund
Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$245,748,050	$272,825,103
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$368,695
Net unrealized appreciation	$125,151,082
Capital loss carryforwards	$(538,689,909)
TOTAL	$(413,170,132)
At December 31, 2025, the cost of investments for federal tax purposes was $5,464,870,943. The net unrealized appreciation of investments for federal tax purposes was $125,151,082. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $129,977,974 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,826,892. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for dollar-roll transactions and mark-to-market on futures contracts.
As of December 31, 2025, the Fund had a capital loss carryforward of $538,689,909 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$290,297,792	$248,392,117	$538,689,909
The Fund used capital loss carryforwards of $929,186 to offset capital gains realized during the year ended December 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2025, were as follows:
Purchases	$—
Sales	$71,899,168
Mortgage Core Fund
Annual Financial Statements and Additional Information

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2025, the Fund had no outstanding loans. During the year ended December 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the year ended December 31, 2025, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Mortgage Core Fund
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF mortgage core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Mortgage Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion..

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 24, 2026
Mortgage Core Fund
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Mortgage Strategy Portfolio (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Semi-Annual Financial Statements and Additional Information

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended March 31, 2026, the Fund outperformed its benchmark.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and the affiliate is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Semi-Annual Financial Statements and Additional Information

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Mortgage Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Corporate Bond Strategy Portfolio: Not Applicable.

Federated Hermes High-Yield Strategy Portfolio: Not Applicable.

Federated Hermes Mortgage Strategy Portfolio: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: Not Applicable.

Federated Hermes High-Yield Strategy Portfolio: Not Applicable.

Federated Hermes Mortgage Strategy Portfolio: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High-Yield Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Corporate Bond Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High-Yield Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Mortgage Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1)	Not Applicable.
(a)(2)	Not Applicable.
(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(4)	Not Applicable.
(a)(5)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Managed Pool Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  August 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 24, 2026